STOCKHOLDERS' EQUITY (Narrative) (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 18, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Proceeds from shares issued			$ 208,982
Aggregate intrinsic value of warrants outstanding and exercisable		$ 0	$ 0
Warrant issued		25,002	132,669	666,667
Warrants [Member]
Class of Stock [Line Items]
Warrant issued			666,667	83,333
Weighted-average remaining contractual life for stock options outstanding and exercisable		3 years 7 months 6 days
Preferred Class A [Member] | Officer and Director [Member]
Class of Stock [Line Items]
Share issued	2,000
Proceeds from shares issued	$ 2,200